CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF OPERATIONS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Contract revenues	$ 1,603.6	$ 1,302.7	$ 1,047.1
Reimbursable revenues	49.9	39.9	11.4
Other revenues	88.1	0.0	5.8
Total operating revenues	1,741.6	1,342.6	1,064.3
Operating expenses
Vessel and rig operating expenses	495.5	425.0	375.2
Amortization of favorable contracts	66.9	14.8	0.0
Reimbursable expenses	45.7	37.9	10.6
Depreciation and amortization	237.5	198.7	141.2
General and administrative expenses	52.3	51.4	49.6
Total operating expenses	897.9	727.8	576.6
Operating income	843.7	614.8	487.7
Financial items
Interest income	9.8	3.7	4.4
Interest expense	(192.5)	(140.9)	(92.2)
(Loss)/gain on derivative financial instruments	(82.9)	(124.9)	49.9
Currency exchange gain / (loss)	1.6	(3.3)	(1.2)
Gain on bargain purchase	9.3	0.0	0.0
Total financial items	(254.7)	(265.4)	(39.1)
Income before income taxes	589.0	349.4	448.6
Income taxes	(100.6)	(34.8)	(33.2)
Net income	488.4	314.6	415.4
Net income attributable to the non-controlling interest	(231.2)	(176.4)	(271.0)
Net income attributable to Seadrill Partners LLC owners	$ 257.2	$ 138.2	$ 144.4
Earnings per unit (basic and diluted)
Common unitholders (in usd per share)	$ 2.45	$ 1.75	$ 2.15
Subordinated unitholders (in usd per share)	$ 2.45	$ 1.75	$ 1.83